Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
December 31, 2024
F35-NPRT3-0325
1.811348.120
Bond Funds - 28.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	20,517,534	198,199,380
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	45,210,021	333,197,858
Fidelity Series Emerging Markets Debt Fund (b)	17,731,830	140,081,456
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,779,466	40,864,432
Fidelity Series Floating Rate High Income Fund (b)	2,625,076	23,625,680
Fidelity Series High Income Fund (b)	17,418,128	149,970,085
Fidelity Series International Credit Fund (b)	1,273,035	10,502,541
Fidelity Series International Developed Markets Bond Index Fund (b)	135,986,825	1,180,365,643
Fidelity Series Investment Grade Bond Fund (b)	449,637,453	4,442,418,037
Fidelity Series Long-Term Treasury Bond Index Fund (b)	226,383,441	1,202,096,074
Fidelity Series Real Estate Income Fund (b)	2,704,574	26,558,917
TOTAL BOND FUNDS (Cost $8,819,872,034)		7,747,880,103

Domestic Equity Funds - 41.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	32,485,250	406,715,332
Fidelity Series Blue Chip Growth Fund (b)	57,822,920	1,147,206,740
Fidelity Series Commodity Strategy Fund (b)	640,405	55,177,314
Fidelity Series Growth Company Fund (b)	87,073,475	2,087,151,188
Fidelity Series Intrinsic Opportunities Fund (b)	32,371,618	344,110,294
Fidelity Series Large Cap Stock Fund (b)	89,364,691	2,050,919,655
Fidelity Series Large Cap Value Index Fund (b)	38,035,741	620,362,932
Fidelity Series Opportunistic Insights Fund (b)	51,640,214	1,249,176,771
Fidelity Series Small Cap Core Fund (b)	5,604,109	68,426,165
Fidelity Series Small Cap Discovery Fund (b)	17,798,521	193,647,907
Fidelity Series Small Cap Opportunities Fund (b)	32,012,887	468,348,541
Fidelity Series Stock Selector Large Cap Value Fund (b)	101,033,811	1,384,163,210
Fidelity Series Value Discovery Fund (b)	81,924,426	1,269,828,595
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,402,792,161)		11,345,234,644

International Equity Funds - 30.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	38,979,930	611,205,301
Fidelity Series Emerging Markets Fund (b)	61,896,851	537,264,663
Fidelity Series Emerging Markets Opportunities Fund (b)	118,789,589	2,176,225,262
Fidelity Series International Growth Fund (b)	89,488,098	1,559,777,550
Fidelity Series International Small Cap Fund (b)	23,231,406	376,348,781
Fidelity Series International Value Fund (b)	131,647,401	1,569,237,025
Fidelity Series Overseas Fund (b)	116,142,506	1,560,955,275
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,693,876,366)		8,391,013,857

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025 (d)	4.56 to 4.58	150,000	149,753
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	2,730,000	2,730,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	30,850,000	30,773,612
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	30,360,000	30,260,114
US Treasury Bills 0% 1/9/2025 (d)	4.58	1,830,000	1,828,502
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	890,000	886,346
US Treasury Bills 0% 3/27/2025 (d)	4.28	2,070,000	2,049,763
TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,660,446)			68,678,090

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $31,347,934)	4.36	31,341,667	31,347,935

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,016,548,941)	27,584,154,629
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,513,435
NET ASSETS - 100.0%	27,586,668,064

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	2,141	Mar 2025	242,735,875	(8,045,222)	(8,045,222)
ICE MSCI Emerging Markets Index Contracts (United States)	6,627	Mar 2025	355,803,630	(12,325,416)	(12,325,416)

TOTAL EQUITY CONTRACTS					(20,370,638)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,897	Mar 2025	750,048,750	(6,746,257)	(6,746,257)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,199	Mar 2025	127,459,320	(498,092)	(498,092)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2,236	Mar 2025	254,554,625	(6,408,245)	(6,408,245)

TOTAL INTEREST RATE CONTRACTS					(13,652,594)

TOTAL PURCHASED					(34,023,232)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,761	Mar 2025	522,642,788	16,562,106	16,562,106

TOTAL FUTURES CONTRACTS					(17,461,126)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $68,066,095.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,994,318	553,703,101	551,349,177	1,378,319	(307)	-	31,347,935	31,341,667	0.1%
Total	28,994,318	553,703,101	551,349,177	1,378,319	(307)	-	31,347,935	31,341,667

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,148,038	203,966,198	13,851,682	3,710,936	144,857	(1,208,031)	198,199,380	20,517,534
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	182,170,440	188,762,771	25,999,064	9,941,912	(629,978)	(11,106,311)	333,197,858	45,210,021
Fidelity Series All-Sector Equity Fund	405,558,501	40,463,643	63,926,882	26,680,152	8,263,443	16,356,627	406,715,332	32,485,250
Fidelity Series Blue Chip Growth Fund	1,119,636,150	215,420,437	304,256,500	105,318,348	61,944,946	54,461,707	1,147,206,740	57,822,920
Fidelity Series Canada Fund	629,057,822	51,749,129	85,781,561	18,255,402	16,151,202	28,709	611,205,301	38,979,930
Fidelity Series Commodity Strategy Fund	184,517,603	62,565,091	182,275,922	6,769,126	(110,484,021)	100,854,563	55,177,314	640,405
Fidelity Series Emerging Markets Debt Fund	141,913,296	11,248,359	13,952,783	5,977,454	476,223	396,361	140,081,456	17,731,830
Fidelity Series Emerging Markets Debt Local Currency Fund	43,943,406	2,746,064	3,829,472	1,890,345	(129,184)	(1,866,382)	40,864,432	4,779,466
Fidelity Series Emerging Markets Fund	627,718,827	27,804,524	117,254,481	15,044,426	2,583,925	(3,588,132)	537,264,663	61,896,851
Fidelity Series Emerging Markets Opportunities Fund	2,516,853,758	100,391,876	522,709,829	44,675,346	19,468,979	62,220,478	2,176,225,262	118,789,589
Fidelity Series Floating Rate High Income Fund	23,030,938	3,135,656	2,414,923	1,598,904	794	(126,785)	23,625,680	2,625,076
Fidelity Series Government Money Market Fund	595,405	30,829,749	31,425,154	300,714	-	-	-	-
Fidelity Series Growth Company Fund	2,087,329,706	434,882,816	568,910,215	246,617,158	103,951,796	29,897,085	2,087,151,188	87,073,475
Fidelity Series High Income Fund	143,019,320	21,944,795	17,455,331	7,439,776	292,171	2,169,130	149,970,085	17,418,128
Fidelity Series International Credit Fund	10,321,866	501,693	442,450	501,694	22,204	99,228	10,502,541	1,273,035
Fidelity Series International Developed Markets Bond Index Fund	851,754,326	428,758,569	89,376,373	36,286,532	1,372,747	(12,143,626)	1,180,365,643	135,986,825
Fidelity Series International Growth Fund	1,776,615,414	170,117,513	285,112,406	64,562,147	47,939,880	(149,782,851)	1,559,777,550	89,488,098
Fidelity Series International Small Cap Fund	421,096,590	46,181,969	63,228,797	35,839,114	11,536,293	(39,237,274)	376,348,781	23,231,406
Fidelity Series International Value Fund	1,785,085,926	132,552,280	267,579,578	70,697,527	51,350,009	(132,171,612)	1,569,237,025	131,647,401
Fidelity Series Intrinsic Opportunities Fund	392,847,717	61,292,829	71,955,997	42,218,375	5,175,245	(43,249,500)	344,110,294	32,371,618
Fidelity Series Investment Grade Bond Fund	4,260,934,485	670,119,425	457,414,168	144,615,083	7,982,333	(39,204,038)	4,442,418,037	449,637,453
Fidelity Series Large Cap Stock Fund	1,965,684,002	287,289,247	302,052,016	160,201,574	60,265,782	39,732,640	2,050,919,655	89,364,691
Fidelity Series Large Cap Value Index Fund	617,306,678	96,748,481	108,158,386	18,174,483	16,562,437	(2,096,278)	620,362,932	38,035,741
Fidelity Series Long-Term Treasury Bond Index Fund	1,478,393,697	109,425,141	313,170,941	35,124,675	(76,984,575)	4,432,752	1,202,096,074	226,383,441
Fidelity Series Opportunistic Insights Fund	1,245,106,534	186,983,678	283,512,925	79,748,594	57,444,851	43,154,633	1,249,176,771	51,640,214
Fidelity Series Overseas Fund	1,781,368,629	112,873,484	264,108,779	34,799,573	46,661,286	(115,839,345)	1,560,955,275	116,142,506
Fidelity Series Real Estate Income Fund	26,705,154	2,019,851	2,575,954	1,408,562	(5,127)	414,993	26,558,917	2,704,574
Fidelity Series Short-Term Credit Fund	920,112	(1)	915,441	1,056	21,199	(25,869)	-	-
Fidelity Series Small Cap Core Fund	55,007,130	20,489,054	8,505,693	837,583	924,671	511,003	68,426,165	5,604,109
Fidelity Series Small Cap Discovery Fund	171,682,705	82,813,779	34,703,377	17,679,222	1,667,712	(27,812,912)	193,647,907	17,798,521
Fidelity Series Small Cap Opportunities Fund	578,069,350	110,991,215	203,443,104	48,744,135	27,367,760	(44,636,680)	468,348,541	32,012,887
Fidelity Series Stock Selector Large Cap Value Fund	1,376,563,488	302,460,270	272,673,544	128,644,876	34,714,910	(56,901,914)	1,384,163,210	101,033,811
Fidelity Series Value Discovery Fund	1,231,511,871	298,855,764	238,545,044	49,835,334	25,421,746	(47,415,742)	1,269,828,595	81,924,426
	28,141,468,884	4,516,385,349	5,221,518,772	1,464,140,138	421,476,516	(373,683,373)	27,484,128,604	2,132,251,232

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.